LOAN RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Loan Receivable [Abstract]
Disclosure of detailed information about loan receivable [Table Text Block]
	March 31, 2024 $	March 31, 2023 $

Loan balance, beginning of year	2,983,642	2,950,000
Loans advanced	36,882	33,642
Principal payments received	(2,500,000)	-
Interest earned	72,739	180,000
Interest payments received	(50,000)	(180,000)
Loan balance, end of year	543,263	2,983,642